S000018146 [Member] Annual Fund Operating Expenses - iShares International Developed Real Estate ETF - iShares International Developed Real Estate ETF	Apr. 30, 2026	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.50%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Professional fees for foreign withholding tax claims that occurred during the most recent fiscal year have been restated to reflect expected fees in the current year.